Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.01%
Australia–4.95%
Aristocrat Leisure Ltd.	334,848	$11,925,310
CSL Ltd.	35,915	7,289,419
		19,214,729
China–18.31%
Airtac International Group	343,000	8,792,348
China Mengniu Dairy Co. Ltd.	2,399,000	4,014,229
China Resources Beer (Holdings) Co. Ltd.	1,746,000	5,431,673
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,104,355	1,909,428
Fuyao Glass Industry Group Co. Ltd., H Shares(a)	1,918,400	10,026,508
Minth Group Ltd.(b)	1,246,000	1,748,345
Shenzhen Inovance Technology Co. Ltd., A Shares	691,000	4,456,855
Tencent Holdings Ltd.	420,600	19,409,199
Tongcheng Travel Holdings Ltd.(a)	5,489,600	9,557,680
Wuliangye Yibin Co. Ltd., A Shares	324,438	5,700,124
		71,046,389
Hong Kong–4.92%
AIA Group Ltd.	1,033,000	6,909,587
Techtronic Industries Co. Ltd.	952,000	12,191,970
		19,101,557
India–11.86%
Cyient Ltd.	117,102	2,463,501
Emami Ltd.	1,125,522	10,996,209
HDFC Bank Ltd., ADR	262,836	15,772,788
MakeMyTrip Ltd.(b)(c)	54,308	5,082,686
SBI Life Insurance Co. Ltd.(a)	557,318	11,696,140
		46,011,324
Indonesia–11.68%
PT Bank Central Asia Tbk	16,759,400	10,612,228
PT Bank Rakyat Indonesia (Persero) Tbk	17,073,800	4,912,816
PT Kalbe Farma Tbk	97,092,500	9,492,946
PT Mitra Keluarga Karyasehat Tbk(a)	61,642,100	11,448,089
PT Pakuwon Jati Tbk	336,754,600	8,833,433
		45,299,512
Macau–0.80%
Galaxy Entertainment Group Ltd.	740,000	3,110,902
Malaysia–5.29%
Bursa Malaysia Bhd.	4,140,250	8,620,109
Heineken Malaysia Bhd.	1,574,800	7,896,048
KPJ Healthcare Bhd.	9,851,300	3,992,179
		20,508,336
New Zealand–1.88%
Auckland International Airport Ltd.	745,564	3,321,257
Freightways Group Ltd.(c)	734,490	3,979,405
		7,300,662
Shares		Value
Philippines–7.79%
BDO Unibank, Inc.	5,609,108	$13,194,271
SM Investments Corp.	506,436	7,893,035
SM Prime Holdings, Inc.	18,472,800	9,127,313
		30,214,619
Singapore–2.61%
United Overseas Bank Ltd.	417,700	10,128,674
South Korea–4.91%
LEENO Industrial, Inc.	20,732	3,051,956
Samsung Electronics Co. Ltd.	259,179	15,981,552
		19,033,508
Taiwan–12.10%
ASPEED Technology, Inc.	25,000	3,149,991
MediaTek, Inc.	270,000	10,282,982
Taiwan Semiconductor Manufacturing Co. Ltd.	1,039,464	30,322,505
Visual Photonics Epitaxy Co. Ltd.	683,000	3,166,347
		46,921,825
Thailand–5.47%
Bangkok Dusit Medical Services PCL, Foreign Shares	9,953,000	7,329,469
Central Pattana PCL, Foreign Shares	6,686,000	10,321,623
Humanica PCL, Foreign Shares	11,861,300	3,565,268
		21,216,360
United States–3.44%
Broadcom, Inc.	83,148	13,360,221
Total Common Stocks & Other Equity Interests (Cost $271,095,217)		372,468,618
Money Market Funds–4.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	5,775,136	5,775,136
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	10,748,140	10,748,140
Total Money Market Funds (Cost $16,523,276)		16,523,276
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.27% (Cost $287,618,493)		388,991,894
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.35%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,455,469	1,455,469
Invesco Private Prime Fund, 5.48%(d)(e)(f)	3,782,862	3,783,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,239,466)		5,239,466
TOTAL INVESTMENTS IN SECURITIES—101.62% (Cost $292,857,959)		394,231,360
OTHER ASSETS LESS LIABILITIES–(1.62)%		(6,275,779)
NET ASSETS–100.00%		$387,955,581

See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $42,728,417, which represented 11.01% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,163,086	$32,155,536	$(29,543,486)	$-	$-	$5,775,136	$143,418
Invesco Liquid Assets Portfolio, Institutional Class	2,282,532	21,455,532	(23,737,765)	(1,487)	1,188	-	100,870
Invesco Treasury Portfolio, Institutional Class	3,614,956	41,626,904	(34,493,720)	-	-	10,748,140	168,088
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	947,423	22,956,438	(22,448,392)	-	-	1,455,469	52,203*
Invesco Private Prime Fund	2,436,851	53,808,010	(52,461,156)	-	292	3,783,997	142,010*
Total	$12,444,848	$172,002,420	$(162,684,519)	$(1,487)	$1,480	$21,762,742	$606,589

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$19,214,729	$—	$19,214,729
China	—	71,046,389	—	71,046,389
Hong Kong	—	19,101,557	—	19,101,557
India	20,855,474	25,155,850	—	46,011,324
Indonesia	—	45,299,512	—	45,299,512
Macau	—	3,110,902	—	3,110,902
Malaysia	—	20,508,336	—	20,508,336
New Zealand	—	7,300,662	—	7,300,662
Philippines	—	30,214,619	—	30,214,619
Singapore	—	10,128,674	—	10,128,674
South Korea	—	19,033,508	—	19,033,508
Taiwan	—	46,921,825	—	46,921,825
Thailand	—	21,216,360	—	21,216,360
United States	13,360,221	—	—	13,360,221
Money Market Funds	16,523,276	5,239,466	—	21,762,742
Total Investments	$50,738,971	$343,492,389	$—	$394,231,360
Invesco EQV Asia Pacific Equity Fund